COLLATERALIZED REINSURANCE, TRUST AGREEMENTS AND OTHER RESTRICTED ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Collateralized Reinsurance And Trust Agreements [Abstract]
Schedule of Restricted Assets	The following table summarizes the Company’s restricted assets:

	At December 31,
(Dollars in millions)	2025	2024
Collateral in trust for non-affiliated agreements	$3,363	$3,241
Collateral for secured letter of credit facilities	739	1,386
Collateral for FHLB borrowings	1,418	1,294
Securities on deposit with or regulated by government authorities	1,417	1,406
Funds at Lloyd's	260	341
Funds held by reinsureds	1,326	1,218
Total restricted assets	$8,522	$8,885

Schedule of Premiums and Losses Ceded
The following table summarizes the premiums and losses that are ceded by the Company to Mt. Logan Re segregated accounts and assumed by the Company from Mt. Logan Re segregated accounts.

	Years Ended December 31,
Mt. Logan Re Segregated Accounts	2025	2024	2023
(Dollars in millions)
Ceded written premiums	357	433	246
Ceded earned premiums	425	376	242
Ceded losses and LAE	168	188	64

Assumed written premiums	14	10	6
Assumed earned premiums	14	10	6
Assumed losses and LAE	—	—	—

Schedule of Collateralized Reinsurance Agreements	The table below summarizes the various agreements.

(Dollars in millions)
Class	Description	Effective Date	Expiration Date	Limit	Coverage Basis
Series 2021-1 Class A-2	US, Canada, Puerto Rico – Named Storm and Earthquake Events	4/8/2021	4/20/2026	150	Occurrence
Series 2021-1 Class B-2	US, Canada, Puerto Rico – Named Storm and Earthquake Events	4/8/2021	4/20/2026	90	Aggregate
Series 2021-1 Class C-2	US, Canada, Puerto Rico – Named Storm and Earthquake Events	4/8/2021	4/20/2026	90	Aggregate
Series 2024-1 Class A	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/27/2024	6/30/2028	75	Occurrence
Series 2024-1 Class B	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/27/2024	6/30/2028	125	Occurrence
Series 2025-1 Class A-1	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/26/2025	7/9/2029	105	Aggregate
Series 2025-2 Class A-2	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/26/2025	7/8/2030	105	Aggregate
Series 2025-1 Class B-1	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/26/2025	7/9/2029	120	Aggregate
Series 2025-2 Class B-2	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/26/2025	7/8/2030	120	Aggregate
Series 2025-1 Class C-1	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/26/2025	7/9/2029	170	Occurrence
Series 2025-2 Class C-2	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/26/2025	7/8/2030	170	Occurrence
Series 2025-1 Class D-1	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/26/2025	7/9/2029	105	Occurrence
Series 2025-2 Class D-2	US, Canada, Puerto Rico – Named Storm and Earthquake Events	6/26/2025	7/8/2030	105	Occurrence
	Total available limit as of December 31, 2025			$1,530